Summary of Significant Accounting Policies (Related Party Transactions) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Charges for services provided	$ 9.8	$ 10.4
Net Prepaid/Payables to the Service Company	3.0	(4.7)
Service Company [Member]
Charges for services provided			35.8
Charges to the Service Company			0.1
Net Prepaid/Payables to the Service Company			$ (4.7)